CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net income	R$ 14,846.9	R$ 14,960.4	R$ 14,891.2
Exchange differences on the translation of foreign operations (gains/(losses))
Investment hedges – put options granted on subsidiaries	(142.1)	302.6	203.8
Gains/losses on the translation of other foreign operations	8,505.9	(9,637.0)	(7,067.0)
Gains/losses on translation of foreign operations	8,363.8	(9,334.4)	(6,863.2)
Cash flow hedge – gains/(losses)
Recognized in equity (hedge reserve)	1,315.6	(364.7)	38.0
Reclassified from equity (hedge reserve) to profit or loss	(764.4)	152.6	(356.7)
Total cash flow hedge	551.2	(212.1)	(318.7)
Items that will not be reclassified to profit or loss:
Re-measurements of post-employment benefits	77.0	(12.5)	470.7
Other comprehensive (loss)/income	8,992.0	(9,559.0)	(6,711.2)
Total comprehensive (loss)/income	23,838.9	5,401.4	8,180.0
Attributable to:
Equity holders of Ambev	23,260.4	5,065.5	7,835.5
Non-controlling interest	R$ 578.5	R$ 335.9	R$ 344.5